Schedule of investments

Delaware Tax-Free California II Fund March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.91%
Corporate Revenue Bonds - 4.47%
California Pollution Control Financing Authority Revenue
(CalPlant I Project) 144A 8.00% 7/1/39 (AMT) #	300,000	$164,445
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	400,000	384,924
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.068% 6/1/47 ^	720,000	128,361
Inland Empire Tobacco Securitization
(Asset-Backed) Series F 144A 1.696% 6/1/57 #^	10,785,000	307,265
Tobacco Securitization Authority of Southern California
(Asset-Backed-2nd Subordinate Lien) Series C 0.558%
6/1/46 ^	3,905,000	575,480
(Asset-Backed-3rd Subordinate Lien) Series D 0.307%
6/1/46 ^	1,455,000	191,827
		1,752,302
Education Revenue Bonds - 17.77%
California Educational Facilities Authority Revenue
(Stanford University) 5.25% 4/1/40	1,100,000	1,650,176
California Municipal Finance Authority
(Emerson College Issue) Series B 5.00% 1/1/32	1,000,000	1,156,330
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	250,000	233,063
California Public Finance Authority Educational Facilities
Revenue
(Trinity Classical Academy Project) Series A 144A 5.00%
7/1/44 #	350,000	323,607
California School Finance Authority
(Arts in Action Charter Schools- Obligated Group)
Series A 144A 5.00% 6/1/50 #	605,000	606,403
Series A 144A 5.00% 6/1/59 #	600,000	593,850
(ICEF - View Park Elementary and Middle Schools)
Series A 5.625% 10/1/34	300,000	312,117
Series A 5.875% 10/1/44	300,000	309,726
(Inspire Charter Schools) Series B 144A 3.00%
7/15/20 #	300,000	300,165
California Statewide Communities Development Authority
College Housing Revenue
(NCCD - Hooper Street LLC - California College of the
Arts Project) 144A 5.25% 7/1/52 #	550,000	560,851
California Statewide Communities Development Authority
Student Housing Revenue
(Provident Group - Pomona Properties LLC Project)
Series A 144A 5.75% 1/15/45 #	300,000	310,410

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Schedule of investments

Delaware Tax-Free California II Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of California
Series AZ 5.00% 5/15/43	500,000	$608,220
		6,964,918
Electric Revenue Bonds - 4.19%
Los Angeles Department of Water & Power Revenue
(Power System Revenue) Series A 5.00% 7/1/42	1,000,000	1,181,500
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	185,000	135,050
Series TT 5.00% 7/1/32 ‡	340,000	241,400
Series XX 5.25% 7/1/40 ‡	120,000	85,500
		1,643,450
Healthcare Revenue Bonds - 3.70%
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43	1,000,000	1,129,320
California Statewide Communities Development Authority
Revenue
(Loma Linda University Medical Center) Series A 144A
5.25% 12/1/56 #	300,000	319,578
		1,448,898
Housing Revenue Bonds - 3.08%
California Community Housing Agency
(Annadel Apartments) Series A 144A 5.00% 4/1/49 #	300,000	303,246
California Housing Finance Agency
Series 2 4.00% 3/20/33	498,146	529,330
Independent Cities Finance Authority, California
Series A 5.25% 5/15/49	350,000	374,682
		1,207,258
Lease Revenue Bonds - 9.46%
California Municipal Finance Authority
(Orange County Civic Center Infrastructure Improvement
Program - Phase II) 5.00% 6/1/43	750,000	911,160
California State Public Works Board Lease Revenue
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,144,590
(Various Judicial Council Projects) Series D 5.00%
12/1/29	500,000	532,140
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A 5.00% 6/1/45	1,000,000	1,121,920
		3,709,810
Local General Obligation Bonds - 10.77%
Fresno Unified School District
(Election 2016) Series A 5.00% 8/1/41	1,000,000	1,177,130

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Los Angeles Unified School District
(Election 2008) Series A 5.00% 7/1/40	1,000,000	$1,147,180
Moreno Valley Unified School District
(Election 2014) Series B 5.00% 8/1/43 (AGM)	500,000	610,900
Natomas Unified School District
(1999 Refunding) 5.95% 9/1/21 (NATL)	130,000	135,252
New Haven Unified School District
(Election 2014) Series A 5.00% 8/1/40	1,000,000	1,151,980
		4,222,442
Pre-Refunded Bonds - 1.37%
California Educational Facilities Authority Revenue
(Harvey Mudd College) 5.25% 12/1/31-21 §	500,000	535,055
		535,055
Pre-Refunded/Escrowed to Maturity Bonds - 8.33%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S4 5.00% 4/1/32-23 §	1,000,000	1,116,880
California State Public Works Board Lease Revenue
(Trustees of the California State University) Series E
5.00% 9/1/33-22 §	1,000,000	1,095,910
Centinela Valley Union High School District
(Election 2010) Series A 5.00% 8/1/31-21 §	500,000	526,775
San Joaquin County Transportation Authority
(Limited Tax - Measure K) Series A 5.75% 3/1/28-21 §	250,000	260,445
West Contra Costa Unified School District (2010 Election)
Series A 5.25% 8/1/32-21 (AGM) §	250,000	264,210
		3,264,220
Special Tax Revenue Bonds - 8.35%
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,035,000	977,205
Series A-1 5.00% 7/1/58	315,000	307,109
Series A-2 4.329% 7/1/40	250,000	230,273
Series A-2 4.329% 7/1/40	115,000	105,925
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Series A 5.00% 6/1/38	1,200,000	1,429,164
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Senior Lien)
Series A 4.00% 10/1/22	130,000	127,591
Series A 5.00% 10/1/29	100,000	96,959
		3,274,226

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Schedule of investments

Delaware Tax-Free California II Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds - 10.29%
California State
(Various Purposes)
5.00% 9/1/31	1,000,000	$1,122,550
5.00% 4/1/37	2,000,000	2,209,940
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	270,000	162,675
(Public Improvement)
Series A 5.00% 7/1/24 ‡	80,000	54,600
Series A 5.00% 7/1/41 ‡	125,000	76,250
Series A 5.25% 7/1/34 ‡	65,000	43,063
Series A 5.375% 7/1/33 ‡	135,000	91,969
Series B 5.75% 7/1/38 ‡	180,000	120,600
Series C 6.00% 7/1/39 ‡	165,000	112,200
(Unrefunded Balance - Public Improvement) Series B
5.00% 7/1/35 ‡	55,000	37,537
		4,031,384
Transportation Revenue Bonds - 16.13%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-H 5.00% 4/1/44	1,500,000	1,853,640
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	363,540
San Francisco City & County Airports Commission
(San Francisco International Airport) Series A 5.00%
5/1/34 (AMT)	1,000,000	1,191,110
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32	1,000,000	1,072,690
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	676,942
Series B 5.00% 3/1/42	1,000,000	1,163,770
		6,321,692
Total Municipal Bonds (cost $36,979,840)		38,375,655

Short-Term Investment – 0.89%
Variable Rate Demand Note - 0.89%¤
California State 0.50% 5/1/34 (LOC - State Street Bank
and Trust) •	350,000	350,000
Total Short-Term Investment (cost $350,000)		350,000

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(Unaudited)

Total Value of Securities – 98.80%
(cost $37,329,840)	$38,725,655

Receivables and Other Assets Net of Liabilities – 1.20%	471,696
Net Assets Applicable to 3,174,800 Shares Outstanding – 100.00%	$39,197,351

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2020, the aggregate value of Rule 144A securities was $4,022,883, which represents
10.26% of the Fund’s net assets.
¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2020.
§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
ICEF – Inner City Education Foundation
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
NATL – Insured by National Public Finance Guarantee Corporation

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Schedule of investments

Delaware Tax-Free California II Fund (Unaudited)

Summary of abbreviations (continued):
NCCD – National Campus and Community Development
USD – US Dollar

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